Other Gains And Losses - Summary of Other Income and Expenses, Net (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Analysis of income and expense [abstract]
Gain on disposal of property, plant and equipment	$ 3,421	$ 20,905	$ 11,656
Donations	(25,648)	(31,517)	(38,590)
Technical assistance services provided	11,252	6,611	1,945
Gain on tax credits acquired	7,036	3,282	5,163
Contingencies	(40,515)	(11,581)	(45,165)
Leases	89,121	47,648	55,872
Service fee from ADS Depositary bank		154,348	157,295
Result from U.E.P.F.P. - Ferrosur Roca S.A.			19,235
Miscellaneous	(7,629)	(21,620)	11,582
Total	$ 37,038	$ 168,076	$ 178,993